Investment In SABMiller (Tables)	12 Months Ended
Dec. 31, 2011
Investment In SABMiller [Abstract]
Equity Method Investments

	For the Years Ended December 31,
(in millions)	2011	2010	2009
Equity earnings	$703	$578	$407
Gains resulting from issuances of common stock by SABMiller	27	50	193

	$730	$628	$600

Summary Of Balance Sheet Of SABMiller

	At December 31,
(in millions)	2011	2010
Current assets	$5,967	$4,518

Long-term assets	$46,438	$34,744

Current liabilities	$7,591	$6,625

Long-term liabilities	$22,521	$11,270

Non-controlling interests	$1,013	$766

Summary Of Income Statement Of SABMiller

	For the Years Ended December 31,
(in millions)	2011	2010	2009
Net revenues	$20,780	$18,981	$17,020

Operating profit	$3,603	$2,821	$2,173

Net earnings	$2,596	$2,133	$1,473